OTHER PREPAID EXPENSES AND CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PREPAID EXPENSES AND CURRENT ASSETS [Abstract]
Schedule of Other Prepaid Expenses and Current Assets

		December 31,
		2011	2012	2012
		RMB	RMB	US$

Advances to employees		6,855	10,159	1,631
Prepaid advertising		3,581	5,555	892
Prepaid utilities and network expenses		15,105	17,719	2,844
Advances to managed hotels	Note (a)	11,965	16,152	2,593
Receivables from landlords (see Note 4)	Note (b)	6,728	6,728	1,080
Amounts due from option plan administrator	Note (c)	61	3,134	503
Prepayment for hotel supplies		6,834	6,648	1,067
Others		7,121	17,300	2,776

Total other prepaid expenses and current assets		58,250	83,395	13,386

Less: allowance for doubtful accounts	Note (b)	(5,700)	(5,700)	(915)

Other prepaid expenses and current assets, net		52,550	77,695	12,471

Notes:

(a)	Amounts represent primarily advances to managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects, and for expansion strategy.

(b)	Amounts represent compensation receivables due from the landlords for early termination of leases and from a legal claim in relation to the cancellation of equity transfer agreement to acquire a hotel. As of December 31, 2011 and 2012, the net balance included compensation receivables of RMB1.0 million and RMB1.0 million (US$0.16), respectively, for early termination of lease due to the demolition of the properties. In 2011, the Group recognized RMB5.7 million receivable in relation to a legal claim against a third party for a lawsuit according to the court decision. In 2011, the Group made a full allowance for the receivable from the legal claim.

(c)	Amounts represent receivables for issuance of share options, which were subsequently collected in cash before the financial statements are issued.

Schedule of Changes in Allowance for Doubtful Accounts

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at the beginning of the year	-	-	(5,700)	(915)
Additions charged to bad debt expense for the year	-	(5,700)	-	-
Balance at the end of the year	-	(5,700)	(5,700)	(915)